Mortgage Servicing Rights - Additional Information (Detail) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Dec. 31, 2010	Nov. 01, 2013 Subsequent Event	Dec. 31, 2012 Note rates below 4.00% Maximum	Dec. 31, 2012 Note rates between 4.00% and 4.99% Maximum	Dec. 31, 2012 Note rates between 4.00% and 4.99% Minimum	Dec. 31, 2012 Note rates above 5.00% Minimum
Schedule of Servicing Assets at Fair Value and Amortized Cost [Line Items]
Interest rate on mortgage loans underlying MSRs						4.00%	4.99%	4.00%	5.00%
Unpaid principal balance (UPB) of the purchased MSR portfolio					$ 142,000,000
Cash purchase price of the MSR portfolio					1,500,000
Mortgage Servicing Rights, fair value	42,202,394	17,679,198	132,907,000	7,129,966
Other-than-temporary impairment